Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005499
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	Investor Class
Trading Symbol	TRRIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - Investor Class	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 2,213,020,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	6.30%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,213,020
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	42.6%
Domestic Equity Funds	31.6
International Bond Funds	13.9
International Equity Funds	9.9
Short-Term and Other	2.0

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.7%
T. Rowe Price New Income Fund	15.4
T. Rowe Price Value Fund	6.1
T. Rowe Price Growth Stock Fund	5.6
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price Equity Index 500 Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005500
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	Advisor Class
Trading Symbol	PARIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - Advisor Class	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 2,213,020,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	6.30%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,213,020
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	42.6%
Domestic Equity Funds	31.6
International Bond Funds	13.9
International Equity Funds	9.9
Short-Term and Other	2.0

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.7%
T. Rowe Price New Income Fund	15.4
T. Rowe Price Value Fund	6.1
T. Rowe Price Growth Stock Fund	5.6
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price Equity Index 500 Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005501
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	R Class
Trading Symbol	RRTIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - R Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 2,213,020,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	6.30%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,213,020
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	42.6%
Domestic Equity Funds	31.6
International Bond Funds	13.9
International Equity Funds	9.9
Short-Term and Other	2.0

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.7%
T. Rowe Price New Income Fund	15.4
T. Rowe Price Value Fund	6.1
T. Rowe Price Growth Stock Fund	5.6
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price Equity Index 500 Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244824
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	I Class
Trading Symbol	TRJWX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - I Class	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
AssetsNet	$ 2,213,020,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	6.30%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,213,020
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	42.6%
Domestic Equity Funds	31.6
International Bond Funds	13.9
International Equity Funds	9.9
Short-Term and Other	2.0

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.7%
T. Rowe Price New Income Fund	15.4
T. Rowe Price Value Fund	6.1
T. Rowe Price Growth Stock Fund	5.6
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.1
T. Rowe Price Equity Index 500 Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.6
T. Rowe Price Dynamic Global Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless